Financial Instruments - Fair Value Hierarchy Levels of Assets and Liabilities Value on Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value through profit and loss	$ 392	$ 0
Fair Value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	552	74
Investments at fair value through profit and loss	392	0
Total Liabilities	139	(121)
Fair Value, measurements, recurring | Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	1
Fair Value, measurements, recurring | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	83	29
Total Liabilities	93	(92)
Fair Value, measurements, recurring | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	77	44
Total Liabilities	46	(29)
Fair Value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	392	1
Investments at fair value through profit and loss	392	0
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 1 | Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	1
Fair Value, measurements, recurring | Level 1 | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 1 | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Total Liabilities	0	0
Fair Value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	160	73
Investments at fair value through profit and loss	0	0
Total Liabilities	139	(121)
Fair Value, measurements, recurring | Level 2 | Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	0	0
Fair Value, measurements, recurring | Level 2 | Foreign exchange derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	83	29
Total Liabilities	93	(92)
Fair Value, measurements, recurring | Level 2 | Interest rate derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	77	44
Total Liabilities	$ 46	$ (29)